Non-Controlling Interests in Subsidiaries (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Noncontrolling Interest [Line Items]
Noncontrolling interests	$ 11,321	$ 10,919	$ 10,762
Cinemark Partners II
Noncontrolling Interest [Line Items]
Noncontrolling interests		7,701	7,864
Laredo Theatre, Ltd.
Noncontrolling Interest [Line Items]
Noncontrolling interests		913	372
Greeley Ltd
Noncontrolling Interest [Line Items]
Noncontrolling interests		622	695
Other Subsidiaries
Noncontrolling Interest [Line Items]
Noncontrolling interests		$ 1,683	$ 1,831